Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Net income (loss)	$ 12,213	$ (118,757)	$ (206,753)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	20	104	180
Exchange differences on translation of foreign operations from discontinued operations	(140)	149	(578)
Reclassification of exchange differences on translation of foreign operations sold to consolidated statement of operations (note 6)	(44)		(1,449)
Total other comprehensive (loss) income	(164)	253	(1,847)
Total comprehensive income (loss)	12,049	(118,504)	(208,600)
Total comprehensive income (loss) attributable to:
Non-controlling interests	(669)	(832)	(1,044)
Owners of the parent- Continuing operations	(44,374)	(48,085)	(149,448)
Owners of the parent- Discontinued operations	57,092	(69,587)	(58,108)
Total comprehensive income (loss)	$ 12,049	$ (118,504)	$ (208,600)